Deferred Tax - Schedule of Loss Carryforward Period and Deferred Corporate Income Tax Assets Not Recognized (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets and liabilities [Line Items]
Gross amounts	€ 684	€ 619
Not recognized deferred tax asset	224	192
Less than 5 years [member]
Deferred tax assets and liabilities [Line Items]
Gross amounts	62	71
Not recognized deferred tax asset	15	18
Over 5 through 10 years [member]
Deferred tax assets and liabilities [Line Items]
Gross amounts	24	12
Not recognized deferred tax asset	4	4
Over 10 through 15 years [member]
Deferred tax assets and liabilities [Line Items]
Gross amounts	0	18
Not recognized deferred tax asset	55	57
Over 15 through 20 years [member]
Deferred tax assets and liabilities [Line Items]
Gross amounts	0	4
Not recognized deferred tax asset	0
Indefinitely [member]
Deferred tax assets and liabilities [Line Items]
Gross amounts	598	514
Not recognized deferred tax asset	€ 151	€ 114